CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY - USD ($)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2015	$ 12	$ 0	$ 0	$ 0	$ 1,156	$ 18,786,694	$ (24,166,156)	$ (5,378,294)
Beginning Balance, Shares at Sep. 30, 2015	11,667	0	0	0	1,155,992
Stock compensation expense - employee options						46,398		46,398
Issuance of common stock for services, Amount					$ 63	273,948		274,011
Issuance of common stock for services, Shares					63,979
Issuance of warrant for services						120,751		120,751
Issuance of common stock for warrants exercise, Amount					$ 207	518,955		519,162
Issuance of common stock for warrants exercise, Shares					207,666
Issuance of common stock, Amount					$ 852	1,245,626		1,246,478
Issuance of common stock, Shares					850,850
Issuance of convertible notes payable						120,501		120,501
Issuance of Series A Convertible preferred stock, Amount	$ 11					(11)		0
Issuance of Series A Convertible preferred stock, Shares	11,667
Issuance of Series B Redeemable Convertible preferred stock, Amount		$ 5				504,995		505,000
Issuance of Series B Redeemable Convertible preferred stock, Shares		51
Cancellation of Series B Redeemable Convertible Preferred Stock, Amount		$ (5)						5
Cancellation of Series B Redeemable Convertible Preferred Stock, Shares		(51)
Issuance of Series C Convertible preferred stock, Amount			$ 1,790			1,248,214		1,250,004
Issuance of Series C Convertible preferred stock, Shares			1,785,715
Benefical conversion feature of Preferred Stock/dividend						1,160,714	(1,160,714)	0
Issuance of common stock for conversion of liabilities, Amount					$ 78	232,917		232,995
Issuance of common stock for conversion of liabilities, Shares					77,665
Net loss							(1,746,495)	(1,746,495)
Ending Balance, Amount at Sep. 30, 2016	$ 23	$ 0	$ 1,790	$ 0	$ 2,356	24,259,702	(27,073,365)	(2,809,494)
Ending Balance, Shares at Sep. 30, 2016	23,334	0	1,785,715	0	2,356,152
Stock compensation expense - employee options						37,848		37,848
Issuance of common stock for services, Amount					$ 1,353	545,103		546,456
Issuance of common stock for services, Shares					1,354,386
Issuance of Series D Convertible Preferred Stock, Amount				$ 1,015		998,132		999,147
Issuance of Series D Convertible Preferred Stock, Shares				1,016,004
Benefical conversion feature of Preferred Stock/dividend						559,130	(559,130)	0
Issuance of common stock for conversion of liabilities, Amount					$ 946	755,014		755,960
Issuance of common stock for conversion of liabilities, Shares					944,948
Write-off of derivative liability to additional paid in capital						410,524		410,524
Net loss							(3,901,232)	(3,901,232)
Ending Balance, Amount at Sep. 30, 2017	$ 23	$ 0	$ 1,790	$ 1,015	$ 4,655	$ 27,565,453	$ (31,533,727)	(3,960,791)
Ending Balance, Shares at Sep. 30, 2017	23,334	0	1,785,715	1,016,004	4,655,486
Net loss								(2,333,673)
Ending Balance, Amount at Jun. 30, 2018								$ (2,410,242)